COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares							Fair Value
	EXCHANGE TRADED FUND - 8.6%
	DEBT FUND - 8.6%
995,861	iShares Broad USD High Yield Corporate Bond ETF						$38,061,807
	TOTAL EXCHANGE TRADED FUND (Cost - $38,520,107)

	MUTUAL FUNDS - 86.7%
	DEBT FUNDS - 86.7%
31,424,581	BlackRock High Yield Bond Portfolio - Institutional Class						225,314,246
1,739,143	PGIM High Yield Fund - Class Z						8,939,195
11,176,109	TIAA-CREF High Yield Fund - Institutional Class						100,026,177
6,072,394	Transamerica High Yield Bond - Class I						50,583,040
	TOTAL MUTUAL FUNDS (Cost - $385,336,204)						384,862,658
Principal
	U.S. GOVERNMENT OBLIGATIONS - 1.1%
$5,000,000	United States Treasury Bill, 0.00% due 9/24/2020 # +						4,998,406
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $5,000,000)						4,998,406
Shares
	SHORT-TERM INVESTMENT - 0.8%
	MONEY MARKET FUND - 0.8%
3,369,688	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.06% *						3,369,688
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,369,688)

	TOTAL INVESTMENTS - 97.2% (Cost - $432,225,999)						$431,292,559
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%						12,458,917
	NET ASSETS - 100.0%						$443,751,476

# Discount rate at the time of purchase.
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.
+ All or a portion of this security is pledged as collateral as of June 30, 2020.

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
		Fixed Deal	Maturity	Notional		Premiums	Unrealized
Description	Counterparty	Receive Rate	Date	Amount	Value	Paid (Received)	Appreciation
CDX North American High Yield Index
Version 6, Series 34 **	Wells Fargo	5.00%	6/20/2025	$14,250,000	97,342	262,427	$165,085

** The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=e1dcb1177c264b63a167eb80ede07efc

SWAPTIONS PURCHASED
			Exercise	Expiration	Number Of	Notional
Description		Counterparty	Rate	Date	Contracts	Amount	Value
Put
CDX North American High Yield Index
Version 1, Series 34 Strike Payer Index Option		Goldman Sachs	95	7/15/2020	97	$97,000,000	$564,336
CDX North American High Yield Index
Version 1, Series 34 Strike Payer Index Option		Goldman Sachs	99	7/15/2020	96	$96,000,000	$1,419,808
CDX North American High Yield Index
Version 1, Series 34 Strike Payer Index Option		Goldman Sachs	97	8/19/2020	97	$97,000,000	$2,150,647
CDX North American High Yield Index
Version 1, Series 34 Strike Payer Index Option		Goldman Sachs	99	8/19/2020	97	$97,000,000	$3,110,178
TOTAL SWAPTIONS PURCHASED (Cost $3,689,850)					387	$387,000,000	$7,244,969

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares								Fair Value
	COMMON STOCK - 55.7%
	ADVERTISING - 0.2%
3,766	Quotient Technology, Inc. *							$27,567

	AEROSPACE/DEFENSE - 0.8%
1,338	AAR Corp.							27,656
5,147	Embraer SA - ADR *							30,779
3,311	Howmet Aerospace, Inc.							52,479
								110,914
	AGRICULTURE - 0.4%
564	Altria Group, Inc.							22,137
650	Bunge Ltd.							26,734
								48,871
	APPAREL - 0.9%
2,495	Hanesbrands, Inc.							28,168
1,507	Kontoor Brands, Inc.							26,840
515	PVH Corp.							24,746
330	Ralph Lauren Corp.							23,932
1,763	Unifi, Inc. *							22,707
								126,393
	AUTO MANUFACTURERS - 0.2%
875	General Motors Co.							22,137

	AUTO PARTS & EQUIPMENT - 1.4%
1,393	Adient PLC *							22,873
2,821	American Axle & Manufacturing Holdings, Inc. *							21,440
1,829	Dana, Inc.							22,295
5,786	Goodyear Tire & Rubber Co.							51,756
587	Magna International, Inc.							26,139
702	Methode Electronics, Inc.							21,944
1,337	Shyft Group, Inc.							22,515
								188,962
	BANKS - 2.1%
8,303	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR							29,974
1,284	Bank of New York Mellon Corp.							49,627
516	Citigroup, Inc.							26,368
1,533	First Hawaiian, Inc.							26,429
872	Flagstar BanCorp., Inc.							25,663
2,444	Horizon BanCorp., Inc.							26,126
240	M&T Bank Corp.							24,953
2,226	Umpqua Holdings Corp.							23,685
706	US BanCorp.							25,995
923	Wells Fargo & Co.							23,629
								282,449
	BUILDING MATERIALS - 0.8%
1,205	Apogee Enterprises, Inc.							27,763
401	Eagle Materials, Inc.							28,158
1,076	Louisiana-Pacific Corp.							27,599
453	UFP Industries, Inc.							22,428
								105,948
	CHEMICALS - 1.0%
1,890	AdvanSix, Inc. *							22,189
1,211	Koppers Holdings, Inc. *							22,815
2,135	Mosaic Co.							26,709
2,816	Orion Engineered Carbons SA							29,821
2,040	PQ Group Holdings, Inc. *							27,010
								128,544
	COAL - 0.2%
771	Arch Resources, Inc.							21,904

	COMMERCIAL SERVICES - 2.0%
474	Aaron's, Inc.							21,520
1,204	Carriage Services, Inc.							21,816
2,024	Deluxe Corp.							47,645
257	Euronet Worldwide, Inc. *							24,626
469	Insperity, Inc.							30,358
774	Kforce, Inc.							22,639
81	Moody's Corp.							22,253
1,775	QIWI plc - ADR							30,743
68	S&P Global, Inc.							22,405
4,753	Team, Inc. *							26,474
								270,479
	COMPUTERS - 2.0%
2,749	DXC Technology Co.							45,358
4,641	Hewlett Packard Enterprise Co.							45,157
2,737	HP, Inc.							47,706
1,025	NetApp, Inc.							45,479
957	Perspecta, Inc.							22,231
1,278	Pure Storage, Inc. *							22,148
1,082	Western Digital Corp.							47,770
								275,849
	DISTRIBUTION / WHOLESALE - 0.7%
1,892	KAR Auction Services, Inc.							26,034
855	LKQ Corp. *							22,401
991	ScanSource, Inc. *							23,873
818	WESCO International, Inc. *							28,720
								101,028
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
1,402	Ally Financial, Inc.							27,802
6,233	Curo Group Holdings Corp.							50,924
3,475	EZCorp, Inc. *							21,892
406	Houlihan Lokey, Inc.							22,590
289	LPL Financial Holdings, Inc.							22,658
187	Nasdaq, Inc.							22,341
1,308	PennyMac Financial Services, Inc.							54,661
439	PJT Partners, Inc.							22,538
6,073	Yiren Digital Ltd. - ADR *							25,081
								270,487
	ELECTRIC - 0.3%
651	NRG Energy, Inc.							21,196
1,185	Vistra Corp.							22,065
								43,261

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares								Fair Value
	COMMON STOCK (Continued) - 55.7%
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
757	Belden, Inc.							$24,640
149	Universal Display Corp.							22,293
								46,933
	ELECTRONICS - 2.5%
1,813	API Group Corp. *							22,028
675	Arrow Electronics, Inc. *							46,366
1,668	Avnet, Inc.							46,512
1,123	Benchmark Electronics, Inc.							24,257
1,781	Camtek Ltd.							22,405
7,378	Celestica, Inc. *							50,392
707	CyberOptics Corp. *							22,772
686	Jabil, Inc.							22,007
1,668	Knowles Corp. *							25,454
426	SYNNEX Corp.							51,022
								333,215

	ENGINEERING & CONSTRUCTION - 1.3%
593	AECOM *							22,285
1,473	Granite Construction, Inc.							28,193
1,141	KBR, Inc.							25,730
633	MasTec, Inc. *							28,403
2,825	Primoris Services Corp.							50,172
1,802	Tutor Perini Corp. *							21,948
								176,731
	ENTERTAINMENT - 0.3%
2,515	International Game Technology PLC							22,383
2,302	Red Rock Resorts, Inc.							25,115
								47,498
	FOOD - 0.9%
5,797	BRF SA - ADR *							23,014
2,032	Cosan Ltd.							30,602
1,076	Pilgrim's Pride Corp. *							18,174
1,050	SpartanNash Co.							22,312
1,181	United Natural Foods, Inc. *							21,506
								115,608
	FOREST PRODUCTS & PAPER - 0.2%
628	Clearwater Paper Corp. *							22,690

	HOME BUILDERS - 0.3%
404	DR Horton, Inc.							22,402
1,958	Green Brick Partners, Inc. *							23,202
								45,604
	HOME FURNISHINGS - 0.4%
2,381	Sonos, Inc. *							34,834
307	Tempur Sealy International, Inc. *							22,089
								56,923
	HOUSEHOLD PRODUCTS/WARES - 0.8%
3,769	ACCO Brands Corp.							26,760
2,053	Quanex Building Products Corp.							28,496
1,024	Spectrum Brands Holdings, Inc.							47,002
								102,258
	HOUSEWARES - 0.2%
1,844	Newell Brands, Inc.							29,283

	INSURANCE - 7.6%
1,285	Aflac, Inc.							46,299
462	Allstate Corp.							44,809
400	American Financial Group, Inc.							25,384
810	American International Group, Inc.							25,256
1,732	Arch Capital Group Ltd. *							49,622
749	Argo Group International Holdings Ltd.							26,088
233	Assurant, Inc.							24,067
639	Axis Capital Holdings Ltd.							25,918
835	CNA Financial Corp.							26,845
733	Employers Holdings, Inc.							22,100
2,443	Equitable Holdings, Inc.							47,125
237	Everest Re Group Ltd.							48,869
1,574	Fidelity National Financial, Inc.							48,259
952	First American Financial Corp.							45,715
311	Globe Life, Inc.							23,085
474	Hanover Insurance Group, Inc.							48,030
1,230	Hartford Financial Services Group, Inc.							47,416
1,719	Heritage Insurance Holdings, Inc.							22,502
379	Kemper Corp.							27,485
693	MetLife, Inc.							25,308
1,248	National General Holdings Corp.							26,969
1,724	NMI Holdings, Inc. *							27,722
2,938	Old Republic International Corp.							47,919
258	Reinsurance Group of America, Inc.							20,238
672	Stewart Information Services Corp.							21,847
243	Travelers Cos., Inc.							27,714
1,268	Universal Insurance Holdings, Inc.							22,507
2,924	Unum Group							48,509
540	Voya Financial, Inc.							25,191
841	W R Berkley Corp.							48,181
								1,016,979
	INTERNET - 2.9%
1,078	1-800-Flowers.com, Inc. *							21,582
10	Amazon.com, Inc. *							27,588
1,857	ANGI Homeservices, Inc. *							22,563
182	Baidu, Inc. - ADR *							21,820
415	CDW Corp.							48,215
3,266	ChannelAdvisor Corp. *							51,733
2,249	Criteo SA - ADR *							25,616
297	Expedia Group, Inc.							24,413
100	Facebook, Inc. *							22,707
371	JD.com, Inc. - ADR *							22,327
69	Match Group, Inc. *							22,315
2,500	Vipshop Holdings Ltd. - ADR *							49,775
1,088	Yelp, Inc. *							25,165
								385,819
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares								Fair Value
	COMMON STOCK (Continued) - 55.7%
	LEISURE TIME - 0.5%
1,431	Niu Technologies - ADR *							$22,896
3,040	Vista Outdoor, Inc. *							43,928
								66,824
	MACHINERY - CONSTRUCTION & MINING - 1.0%
175	Caterpillar, Inc.							22,137
2,594	Manitowoc Co., Inc. *							28,223
1,572	Terex Corp.							29,506
3,653	Vertiv Holdings Co. *							49,535
								129,401
	MACHINERY - DIVERSIFED - 0.7%
871	AGCO Corp.							48,306
444	Crane Co.							26,400
246	Curtiss-Wright Corp.							21,963
								96,669
	MEDIA - 1.2%
1,924	Altice USA, Inc. *							43,367
4,339	Grupo Televisa SAB - ADR *							22,736
710	Liberty Media Corp.- Liberty SiriusXM *							24,459
1,731	Meredith Corp.							25,186
736	Scholastic Corp.							22,036
3,861	Sirius XM Holdings, Inc.							22,664
								160,448
	METAL FABRICATE / HARDWARE - 0.5%
1,413	AZZ, Inc.							48,494
1,699	Tenaris SA - ADR							21,968
								70,462
	MINING - 0.7%
3,022	Alcoa Corp. *							33,967
2,583	Arconic Corp. *							35,981
2,328	Teck Resources Ltd.							24,258
								94,206
	MISCELLANEOUS MANUFACTURING - 0.4%
1,719	Lydall, Inc. *							23,310
392	Sturm Ruger & Co., Inc.							29,792
								53,102
	OFFICE FURNISHINGS - 0.5%
5,472	Interface, Inc.							44,542
1,811	Steelcase, Inc.							21,841
								66,383
	OFFICE BUSINESS EQUIPMENT - 0.3%
2,850	Xerox Holdings Corp.							43,576

	OIL & GAS - 3.3%
4,743	Cenovus Energy, Inc.							22,150
537	ConocoPhillips							22,565
1,133	CVR Energy, Inc.							22,785
1,302	Delek US Holdings, Inc.							22,668
2,001	Devon Energy Corp.							22,691
2,188	Ecopetrol SA - ADR							24,352
5,145	Geopark Ltd.							50,370
1,526	HollyFrontier Corp.							44,559
1,294	Marathon Petroleum Corp.							48,370
2,527	Noble Energy, Inc.							22,642
2,242	PBF Energy, Inc.							22,958
3,426	Petroleo Brasileiro SA - ADR							28,333
619	Phillips 66							44,506
1,332	Suncor Energy, Inc.							22,458
359	Valero Energy Corp.							21,116
								442,523
	OIL & GAS SERVICES - 0.7%
2,524	Schlumberger Ltd.							46,416
6,309	TechnipFMC PLC							43,154
								89,570
	PHARMACEUTICALS - 0.3%
1,050	Herbalife Nutrition Ltd. *							47,229

	PIPELINES - 0.5%
1,263	Enterprise Products Partners LP							22,949
2,542	Plains All American Pipeline LP							22,471
2,432	Plains GP Holdings LP							21,645
								67,065
	REAL ESTATE - 0.2%
2,330	Cushman & Wakefield PLC *							29,032

	RETAIL - 2.7%
586	AutoNation, Inc. *							22,022
255	Best Buy Co., Inc.							22,254
871	Brinker International, Inc.							20,904
917	GMS, Inc. *							22,549
338	Group 1 Automotive, Inc.							22,298
1,246	Kohl's Corp.							25,879
1,566	Lumber Liquidators Holdings, Inc. *							21,705
1,398	Nordstrom, Inc.							21,655
570	Penske Automotive Group, Inc.							22,065
2,374	Qurate Retail, Inc. *							22,553
1,786	Sally Beauty Holdings, Inc. *							22,379
693	Sonic Automotive, Inc.							22,114
1,648	Sportsman's Warehouse Holdings, Inc. *							23,484
524	Walgreens Boots Alliance, Inc.							22,212
1,825	World Fuel Services Corp.							47,012
								361,085
	SAVINGS & LOANS - 0.2%
1,809	Provident Financial Services, Inc.							26,140

	SEMICONDUCTORS - 3.0%
1,771	Axcelis Technologies, Inc. *							49,322
4,754	AXT, Inc. *							22,629
785	FormFactor, Inc. *							23,024
7,141	Himax Technologies, Inc. - ADR *							29,564
2,138	Kulicke & Soffa Industries, Inc.							44,534
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares								Fair Value
	COMMON STOCK (Continued) - 55.7%
	SEMICONDUCTORS - 3.0% (Continued)
72	Lam Research Corp.							$23,289
2,324	MagnaChip Semiconductor Corp. *							23,937
452	Micron Technology, Inc. *							23,287
196	NXP Semiconductors NV							22,352
1,921	Photronics, Inc. *							21,381
289	QUALCOMM, Inc.							26,360
435	Semtech Corp. *							22,716
1,164	Tower Semiconductor Ltd. *							22,221
3,858	Veeco Instruments, Inc. *							52,044
								406,660
	SOFTWARE - 2.0%
95	Autodesk, Inc. *							22,723
1,741	Avaya Holdings Corp. *							21,519
2,354	Benefitfocus, Inc. *							25,329
1,859	Digital Turbine, Inc. *							23,368
3,052	DouYu International Holdings Ltd. - ADR *							35,220
2,098	eGain Corp. *							23,309
235	Manhattan Associates, Inc. *							22,137
67	MSCI, Inc.							22,366
1,719	Sapiens International Corp. NV							48,098
961	SVMK, Inc. *							22,622
								266,691
	TELECOMMUNICATIONS - 3.2%
6,718	A10 Networks, Inc. *							45,750
1,725	America Movil SAB de CV - ADR							21,890
3,679	CalAmp Corp. *							29,469
1,959	Calix, Inc. *							29,189
5,154	Extreme Networks, Inc. *							22,368
6,182	HC2 Holdings, Inc. *							20,648
406	InterDigital, Inc.							22,992
1,078	Millicom International Cellular SA							28,190
4,974	Mobile TeleSystems PJSC - ADR							45,711
2,569	NeoPhotonics Corp. *							22,813
922	NETGEAR, Inc. *							23,871
2,326	Telephone and Data Systems, Inc.							46,241
2,075	TIM Participacoes SA - ADR							26,850
2,035	Viavi Solutions, Inc. *							25,926
2,264	Vonage Holdings Corp. *							22,776
								434,684
	TRANSPORTATION - 1.1%
1,160	Atlas Air Worldwide Holdings, Inc. *							49,915
5,672	Daseke, Inc. *							22,291
5,812	GasLog Ltd.							16,332
4,475	Genco Shipping & Trading Ltd.							28,103
7,835	Teekay Corp. *							18,804
								135,445

	TOTAL COMMON STOCK (Cost - $6,706,672)							7,491,529

	EXCHANGE TRADED FUND - 7.6%
	EQUITY FUND - 7.6%
3,333	SPDR S&P 500 ETF Trust +							1,027,764
	TOTAL EXCHANGE TRADED FUND (Cost - $790,390)

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
230,310	Fidelity Investments Money Market Funds Government Portfolio - Class I, 0.06% **							230,310
	TOTAL SHORT-TERM INVESTMENT (Cost - $230,310)
Contracts
	PURCHASED OPTION - 0.1%
	PUT OPTION - 0.1%			Counterparty	Expiration Date	Exercise Price	Notional Value
45	S&P 500 E-Mini Future, July 2020 ^			Goldman Sachs	7/2/2020	$3,000	$6,750,000	11,700
	TOTAL PURCHASED OPTIONS (Cost - $121,143)

Principal
	U.S. GOVERNMENT OBLIGATIONS - 40.6%
$1,500,000	United States Treasury Bill, 1.539% due 7/2/2020 # +							1,499,997
1,300,000	United States Treasury Bill, 1.759% due 9/10/2020 # +							1,299,679
400,000	United States Treasury Bill, 0.209% due 4/22/2021 # +							399,492
216,000	United States Treasury Inflation Indexed Bonds, 0.125%, due 10/15/2024 +							2,261,132
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $5,417,941)							5,460,300

	TOTAL INVESTMENTS - 105.7% (Cost - $13,266,456)							$14,221,603
	SECURITIES SOLD SHORT - (1.8) % (Proceeds - $166,506)							(246,112)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9) %							(525,775)
	NET ASSETS - 100.0%							$13,449,716

Shares
	SECURITIES SOLD SHORT - (1.8) %
	AUTO MANUFACTURERS - (1.2) %
150	Tesla, Inc. *							$161,972

	RETAIL - (0.6) %
700	Carvana Co.							84,140

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $166,506)							$246,112

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
^ 50 Contracts per contract.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.
# Discount rate at the time of purchase.
+ All or a portion of this security is pledged as collateral as of June 30, 2020.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

FUTURE CONTRACT
					Number of	Expiration	Notional Amount/	Unrealized
Description				Counterparty	Contracts	Date	Value	Depreciation
Long
S&P 500 E-Mini Future Sep 2020				Goldman Sachs	24	9/18/2020	$3,708,240	$(33,420)

TOTAL RETURN SWAPS
					Number Of	Maturity	Notional	Unrealized
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	62,117	6/23/2021	$5,939,290	$(183,528)
GS Client Global Stock Long Basket 2 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	52,729	8/2/2021	4,574,847	(1,134)
Strategy Shares Newfound/ReSolve Robust Momentum ETF	USD	1 Month USD Libor	0.00%	JP Morgan	100,000	1/30/2023	2,638,000	(490,170)
Strategy Shares Newfound/ReSolve Robust Momentum ETF	USD	1 Month USD Libor	0.60%	Goldman Sachs	84,300	1/31/2023	2,222,148	(411,527)
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.29%	JP Morgan	11,310	3/4/2021	3,513,112	(25,561)
								$(1,111,920)
Short
GS Client Global Stock Short Basket 1 ***	USD	1 Month USD Libor	(0.85)%	Goldman Sachs	57,762	6/23/2021	5,857,666	108,036
GS Client Global Stock Short Basket 2 ***	USD	1 Month USD Libor	(1.05)%	Goldman Sachs	49,616	8/2/2021	4,531,524	(27,691)
JP Morgan U.S. Short Index Basket ***	USD	Overnight Bank Funding Rate	(0.70)%	JP Morgan	29,524	3/6/2023	3,303,564	(38,552)
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(0.65)%	JP Morgan	39,497	2/21/2023	3,830,045	(759,111)
								$(717,318)

								$(1,829,238)
*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares								Fair Value
	COMMON STOCK - 54.1%
	ADVERTISING - 0.2%
2,467	Quotient Technology, Inc. *							$18,058

	AERPSPACE/DEFENSE - 0.8%
876	AAR Corp.							18,107
3,371	Embraer SA - ADR *							20,159
2,217	Howmet Aerospace, Inc.							35,139
								73,405

	AGRICULTURE - 0.4%
389	Altria Group, Inc.							15,268
426	Bunge Ltd.							17,521
								32,789
	APPAREL - 0.9%
1,634	Hanesbrands, Inc.							18,448
987	Kontoor Brands, Inc.							17,578
337	PVH Corp.							16,193
216	Ralph Lauren Corp.							15,664
1,217	Unifi, Inc. *							15,675
								83,558
	AUTO MANUFACTURERS - 0.2%
604	General Motors Co.							15,281

	AUTO PARTS & EQUIPMENT - 1.4%
962	Adient PLC *							15,796
1,948	American Axle & Manufacturing Holdings, Inc. *							14,805
1,263	Dana, Inc.							15,396
3,878	Goodyear Tire & Rubber Co.							34,689
384	Magna International, Inc.							17,099
484	Methode Electronics, Inc.							15,130
923	Shyft Group, Inc.							15,543
								128,458
	BANKS - 2.0%
5,439	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR							19,635
862	Bank of New York Mellon Corp.							33,316
338	Citigroup, Inc.							17,272
1,004	First Hawaiian, Inc.							17,309
571	Flagstar BanCorp., Inc.							16,805
1,601	Horizon BanCorp., Inc.							17,115
157	M&T Bank Corp.							16,323
1,458	Umpqua Holdings Corp.							15,513
462	US BanCorp.							17,011
604	Wells Fargo & Co.							15,462
								185,761
	BUILDING MATERIALS - 0.8%
789	Apogee Enterprises, Inc.							18,179
262	Eagle Materials, Inc.							18,398
705	Louisiana-Pacific Corp.							18,083
313	UFP Industries, Inc.							15,497
								70,157
	CHEMICALS - 0.9%
1,305	AdvanSix, Inc. *							15,321
836	Koppers Holdings, Inc. *							15,750
1,398	Mosaic Co.							17,489
1,845	Orion Engineered Carbons SA							19,539
1,336	PQ Group Holdings, Inc. *							17,689
								85,788
	COAL - 0.2%
505	Arch Resources, Inc.							14,347

	COMMERCIAL SERVICES - 2.0%
328	Aaron's, Inc.							14,891
831	Carriage Services, Inc.							15,058
1,358	Deluxe Corp.							31,967
168	Euronet Worldwide, Inc. *							16,098
307	Insperity, Inc.							19,872
534	Kforce, Inc.							15,619
56	Moody's Corp.							15,385
1,163	QIWI plc - ADR							20,143
47	S&P Global, Inc.							15,486
3,113	Team, Inc. *							17,339
								181,858
	COMPUTERS - 2.0%
1,850	DXC Technology Co.							30,525
3,121	Hewlett Packard Enterprise Co.							30,367
1,837	HP, Inc.							32,019
689	NetApp, Inc.							30,571
661	Perspecta, Inc.							15,355
882	Pure Storage, Inc. *							15,285
727	Western Digital Corp.							32,097
								186,219
	DISTRIBUTION / WHOLESALE - 0.7%
1,239	KAR Auction Services, Inc.							17,049
591	LKQ Corp. *							15,484
649	ScanSource, Inc. *							15,634
535	WESCO International, Inc. *							18,784
								66,951
COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
Shares								Fair Value
	COMMON STOCK (Continued) - 54.1%
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
918	Ally Financial, Inc.							$18,204
4,178	Curo Group Holdings Corp.							34,134
2,399	EZCorp. Inc. *							15,114
280	Houlihan Lokey, Inc.							15,579
200	LPL Financial Holdings, Inc.							15,680
129	Nasdaq, Inc.							15,412
876	PennyMac Financial Services, Inc.							36,608
303	PJT Partners, Inc.							15,556
3,978	Yiren Digital Ltd. - ADR *							16,429
								182,716
	ELECTRIC - 0.3%
426	NRG Energy, Inc.							13,871
818	Vistra Corp.							15,231
								29,102
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
496	Belden, Inc.							16,145
103	Universal Display Corp.							15,411
								31,556
	ELECTRONICS - 2.4%
1,251	API Group Corp. *							15,200
453	Arrow Electronics, Inc. *							31,117
1,121	Avnet, Inc.							31,259
736	Benchmark Electronics, Inc.							15,898
1,229	Camtek Ltd.							15,461
4,949	Celestica, Inc. *							33,802
488	CyberOptics Corp. *							15,718
474	Jabil, Inc.							15,206
1,092	Knowles Corp. *							16,664
286	SYNNEX Corp.							34,254
								224,579

	ENGINEERING & CONSTRUCTION - 1.3%
409	AECOM *							15,370
965	Granite Construction, Inc.							18,470
747	KBR, Inc.							16,845
414	MasTec, Inc. *							18,576
1,894	Primoris Services Corp.							33,637
1,244	Tutor Perini Corp. *							15,152
								118,050
	ENTERTAINMENT - 0.3%
1,736	International Game Technology PLC							15,450
1,508	Red Rock Resorts, Inc.							16,452
								31,902
	FOOD - 0.8%
3,797	BRF SA - ADR *							15,074
1,331	Cosan Ltd.							20,045
705	Pilgrim's Pride Corp. *							11,907
724	SpartanNash Co.							15,385
815	United Natural Foods, Inc. *							14,841
								77,252
	FOREST PRODUCTS & PAPER - 0.2%
433	Clearwater Paper Corp. *							15,644

	HOME BUILDERS - 0.3%
279	DR Horton, Inc.							15,471
1,351	Green Brick Partners, Inc. *							16,009
								31,480
	HOME FURNISHINGS - 0.4%
1,560	Sonos, Inc. *							22,823
212	Tempur Sealy International, Inc. *							15,253
								38,076
	HOUSEHOLD PRODUCTS/WARES - 0.7%
2,469	ACCO Brands Corp.							17,530
1,345	Quanex Building Products Corp.							18,669
688	Spectrum Brands Holdings, Inc.							31,579
								67,778
	HOUSEWARES - 0.2%
1,207	Newell Brands, Inc.							19,167

	INSURANCE - 7.3%
864	Aflac, Inc.							31,130
311	Allstate Corp.							30,164
262	American Financial Group, Inc.							16,626
531	American International Group, Inc.							16,557
1,161	Arch Capital Group Ltd. *							33,263
490	Argo Group International Holdings Ltd.							17,067
153	Assurant, Inc.							15,803
418	Axis Capital Holdings Ltd.							16,954
546	CNA Financial Corp.							17,554
506	Employers Holdings, Inc.							15,256
1,641	Equitable Holdings, Inc.							31,655
158	Everest Re Group Ltd.							32,580
1,057	Fidelity National Financial, Inc.							32,408
640	First American Financial Corp.							30,733
204	Globe Life, Inc.							15,143
318	Hanover Insurance Group, Inc.							32,223
826	Hartford Financial Services Group, Inc.							31,842
1,187	Heritage Insurance Holdings, Inc.							15,538
248	Kemper Corp.							17,985
COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares								Fair Value
	COMMON STOCK (Continued) - 54.1%
	INSURANCE - 7.3% (Continued)
454	MetLife, Inc.							$16,580
817	National General Holdings Corp.							17,655
1,129	NMI Holdings, Inc. *							18,154
1,973	Old Republic International Corp.							32,180
169	Reinsurance Group of America, Inc.							13,256
464	Stewart Information Services Corp.							15,085
159	Travelers Cos., Inc.							18,134
875	Universal Insurance Holdings, Inc.							15,531
1,964	Unum Group							32,583
354	Voya Financial, Inc.							16,514
564	W R Berkley Corp.							32,312
								678,465
	INTERNET - 2.8%
744	1-800-Flowers.com, Inc. *							14,895
7	Amazon.com, Inc. *							19,312
1,282	ANGI Homeservices, Inc. *							15,576
125	Baidu, Inc. - ADR *							14,986
278	CDW Corp.							32,298
2,192	ChannelAdvisor Corp. *							34,721
1,473	Criteo SA - ADR *							16,777
194	Expedia Group, Inc.							15,947
69	Facebook, Inc. *							15,668
257	JD.com, Inc. - ADR *							15,466
48	Match Group, Inc. *							15,523
1,677	Vipshop Holdings Ltd. - ADR *							33,389
713	Yelp, Inc. *							16,492
								261,050
	LEISURE TIME - 0.5%
988	Niu Technologies - ADR *							15,808
1,991	Vista Outdoor, Inc. *							28,770
								44,578
	MACHINERY - CONSTRUCTION & MINING - 0.9%
121	Caterpillar, Inc.							15,306
1,699	Manitowoc Co., Inc. *							18,485
1,030	Terex Corp.							19,333
2,452	Vertiv Holdings Co. *							33,249
								86,373
	MACHINERY - DIVERSIFIED - 0.7%
584	AGCO Corp.							32,389
291	Crane Co.							17,303
161	Curtiss-Wright Corp.							14,374
								64,066
	MEDIA - 1.2%
1,294	Altice USA, Inc. *							29,167
2,842	Grupo Televisa SAB - ADR *							14,892
491	Liberty Media Corp.-Liberty SiriusXM *							16,915
1,134	Meredith Corp.							16,500
508	Scholastic Corp.							15,210
2,665	Sirius XM Holdings, Inc.							15,644
								108,328
	METAL FABRICATE / HARDWARE - 0.5%
948	AZZ, Inc.							32,535
1,113	Tenaris SA - ADR							14,391
								46,926
	MINING - 0.7%
1,980	Alcoa Corp. *							22,255
1,692	Arconic Corp. *							23,570
1,525	Teck Resources Ltd.							15,890
								61,715
	MISCELLANEOUS MANUFACTURING - 0.4%
1,187	Lydall, Inc. *							16,096
256	Sturm Ruger & Co., Inc.							19,456
								35,552
	OFFICE FURNISHINGS - 0.5%
3,682	Interface, Inc.							29,971
1,250	Steelcase, Inc.							15,075
								45,046
	OFFICE BUSINESS EQUIPMENT - 0.3%
1,917	Xerox Holdings Corp.							29,311

	OIL & GAS - 3.2%
3,274	Cenovus Energy, Inc.							15,290
371	ConocoPhillips							15,589
782	CVR Energy, Inc.							15,726
899	Delek US Holdings, Inc.							15,652
1,381	Devon Energy Corp.							15,661
1,433	Ecopetrol SA - ADR							15,949
3,450	Geopark Ltd.							33,775
1,027	HollyFrontier Corp.							29,988
869	Marathon Petroleum Corp.							32,483
1,744	Noble Energy, Inc.							15,626
1,549	PBF Energy, Inc.							15,862
2,244	Petroleo Brasileiro SA - ADR							18,558
416	Phillips 66							29,910
872	Suncor Energy, Inc.							14,702
235	Valero Energy Corp.							13,823
								298,594
COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares								Fair Value
	COMMON STOCK (Continued) - 54.1%
	OIL & GAS SERVICES - 0.6%
1,696	Schlumberger Ltd.							$31,189
4,245	TechnipFMC PLC							29,036
								60,225
	PHARMACEUTICALS - 0.3%
706	Herbalife Nutrition Ltd. *							31,756

	PIPELINES - 0.5%
827	Enterprise Products Partners LP							15,027
1,665	Plains All American Pipeline LP							14,719
1,593	Plains GP Holdings LP							14,178
								43,924
	REAL ESTATE - 0.2%
1,526	Cushman & Wakefield PLC *							19,014

	RETAIL - 2.7%
404	AutoNation, Inc. *							15,182
176	Best Buy Co., Inc.							15,360
601	Brinker International, Inc.							14,424
633	GMS, Inc. *							15,565
233	Group 1 Automotive, Inc.							15,371
816	Kohl's Corp.							16,948
1,081	Lumber Liquidators Holdings, Inc. *							14,983
915	Nordstrom, Inc.							14,173
393	Penske Automotive Group, Inc.							15,213
1,639	Qurate Retail, Inc. *							15,570
1,233	Sally Beauty Holdings, Inc. *							15,449
478	Sonic Automotive, Inc.							15,253
1,138	Sportsman's Warehouse Holdings, Inc. *							16,216
362	Walgreens Boots Alliance, Inc.							15,345
1,226	World Fuel Services Corp.							31,582
								246,634
	SAVINGS & LOANS - 0.2%
1,185	Provident Financial Services, Inc.							17,123

	SEMICONDUCTORS - 2.9%
1,189	Axcelis Technologies, Inc. *							33,114
3,282	AXT, Inc. *							15,622
542	FormFactor, Inc. *							15,897
4,677	Himax Technologies, Inc. - ADR *							19,363
1,438	Kulicke & Soffa Industries, Inc.							29,954
50	Lam Research Corp.							16,173
1,522	MagnaChip Semiconductor Corp. *							15,677
312	Micron Technology, Inc. *							16,074
135	NXP Semiconductors NV							15,395
1,258	Photronics, Inc. *							14,002
189	QUALCOMM, Inc.							17,239
300	Semtech Corp. *							15,666
763	Tower Semiconductor Ltd. *							14,566
2,589	Veeco Instruments, Inc. *							34,926
								273,668
	SOFTWARE - 1.9%
65	Autodesk, Inc. *							15,547
1,202	Avaya Holdings Corp. *							14,857
1,542	Benefitfocus, Inc. *							16,592
1,283	Digital Turbine, Inc. *							16,127
1,999	DouYu International Holdings Ltd. - ADR *							23,068
1,448	eGain Corp. *							16,087
162	Manhattan Associates, Inc. *							15,260
46	MSCI, Inc.							15,356
1,155	Sapiens International Corp. NV							32,317
663	SVMK, Inc. *							15,607
								180,818
	TELECOMMUNICATIONS - 3.1%
4,517	A10 Networks, Inc. *							30,761
1,190	America Movil SAB de CV - ADR							15,101
2,410	CalAmp Corp. *							19,304
1,283	Calix, Inc. *							19,117
3,558	Extreme Networks, Inc. *							15,442
4,268	HC2 Holdings, Inc. *							14,255
266	InterDigital, Inc.							15,064
706	Millicom International Cellular SA							18,462
3,343	Mobile TeleSystems PJSC - ADR							30,722
1,774	NeoPhotonics Corp. *							15,753
604	NETGEAR, Inc. *							15,638
1,564	Telephone and Data Systems, Inc.							31,092
1,359	TIM Participacoes SA - ADR							17,585
1,333	Viavi Solutions, Inc. *							16,982
1,563	Vonage Holdings Corp. *							15,724
								291,002
	TRANSPORTATION - 1.0%
779	Atlas Air Worldwide Holdings, Inc. *							33,520
3,916	Daseke, Inc. *							15,390
3,807	GasLog Ltd.							10,698
2,931	Genco Shipping & Trading Ltd.							18,407
5,132	Teekay Corp. *							12,317
								90,332

	TOTAL COMMON STOCK (Cost - $4,567,286)							5,024,432

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Shares								Fair Value
	EXCHANGE TRADED FUND - 4.9%
	EQUITY FUND - 4.9%
1,462	SPDR S&P 500 ETF Trust +							$450,822
	TOTAL EXCHANGE TRADED FUND (Cost - $423,544)

	SHORT-TERM INVESTMENTS - 8.3%
	MONEY MARKET FUNDS - 8.3%
399,855	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.06% **							399,855
368,948	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 0.00% **							368,948
	TOTAL SHORT-TERM INVESTMENTS (Cost - $768,803)							768,803
Principal
	U.S. GOVERNMENT OBLIGATIONS - 34.9%
$1,100,000	United States Treasury Bill, 1.538% due 7/2/2020 # +							1,099,998
400,000	United States Treasury Bill, 0.099% due 7/30/2020 # +							399,961
800,000	United States Treasury Bill, 1.759% due 9/10/2020 # +							799,803
900,000	United States Treasury Inflation Indexed Bonds, 0.125%, due 10/15/2024 +							942,138
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,224,102)							3,241,900

	TOTAL INVESTMENTS - 102.2% (Cost - $8,983,735)							$9,485,957
	SECURITIES SOLD SHORT - (1.6) % (Proceeds - $102,552)							(152,108)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %							(56,520)
	NET ASSETS - 100.0%							$9,277,329

Shares
	SECURITIES SOLD SHORT - (1.6) %
	AUTO MANUFACTURERS - (1.1) %
93	Tesla, Inc. *							$100,422

	RETAIL - (0.5) %
430	Carvana Co.							51,686

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $102,552)							$152,108

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
LP - Limited Partnership
PLC - Public Limited Company
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
# Discount rate at the time of purchase.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.
+ All or a portion of this security is pledged as collateral as of June 30, 2020.

TOTAL RETURN SWAPS
					Number Of	Maturity	Notional	Unrealized
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	40,406	6/23/2021	$3,863,402	$(119,382)
GS Client Global Stock Long Basket 2 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	36,403	8/2/2021	3,158,379	(783)
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.30%	JP Morgan	13,528	1/14/2021	4,202,067	(30,573)
								$(150,738)
Short
GS Client Global Stock Short Basket ***	USD	1 Month USD Libor	(0.85)%	Goldman Sachs	37,573	6/23/2021	3,810,292	70,276
GS Client Global Stock Short Basket 2 ***	USD	1 Month USD Libor	(1.05)%	Goldman Sachs	34,253	8/2/2021	3,128,392	(19,117)
JP Morgan U.S. Short Index Basket ***	USD	Overnight Bank Funding Rate	(0.70)%	JP Morgan	20,383	3/6/2023	2,280,739	(26,616)
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(0.65)%	JP Morgan	25,843	2/21/2023	2,478,602	(524,096)
								$(499,553)

								$(650,291)
*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/long-short-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value
	MUTUAL FUNDS - 99.3%
	DEBT FUNDS - 99.3%
1,891,794	Invesco Oppenheimer Rochester AMT-Free Municipal Fund - Class Y	$14,377,632
1,261,815	American Century High-Yield Municipal Fund - Class I	12,163,893
1,195,303	PGIM Muni High Income Fund - Class Z	12,168,185
	TOTAL MUTUAL FUNDS (Cost - $38,345,565)	38,709,710

	SHORT-TERM INVESTMENT - 0.8%
	MONEY MARKET FUND - 0.8%
301,068	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.47% *	301,068
	TOTAL SHORT-TERM INVESTMENT (Cost - $301,068)

	TOTAL INVESTMENTS - 100.1% (Cost - $38,646,633)	$39,010,778
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(15,416)
	NET ASSETS - 100.0%	$38,995,362

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" and Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Credit Default Swaps are valued based on the closing price of the underlying referenced instrument. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Funds may each hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Valuation of Underlying of Funds - The Funds may each invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2020 in valuing the fund's investments carried at fair value:

Counterpoint Tactical Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$38,061,807	$-	$-	$38,061,807
Credit Default Swap	-	165,085	-	165,085
Mutual Funds	384,862,658	-	-	384,862,658
Swaptions Purchased	-	7,244,969	-	7,244,969
U.S. Government Obligations	-	4,998,406	-	4,998,406
Short Term Investment	3,369,688	-	-	3,369,688
Total	$426,294,153	$12,408,460	$-	$438,702,613

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Counterpoint Tactical Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$7,491,529	$-	$-	$7,491,529
Exchange Traded Fund	1,027,764	-	-	1,027,764
Purchased Options	11,700	-	-	11,700
U.S Government Obligations	-	5,460,300	-	5,460,300
Short Term Investment	230,310	-	-	230,310
Total	$8,761,303	$5,460,300	$-	$14,221,603
Liabilities*
Securities Sold Short	$246,112	$-	$-	$246,112
Long Futures Contracts	33,420	-	-	33,420
Long Total Return Swaps	-	1,111,920	-	1,111,920
Short Total Return Swaps	-	717,318	-	717,318
Total	$279,532	$1,829,238	$-	$2,108,770

Counterpoint Long-Short Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$5,024,432	$-	$-	$5,024,432
Exchange Traded Fund	450,822	-	-	450,822
U.S. Government Obligations	-	3,241,900	-	3,241,900
Short Term Investments	768,803	-	-	768,803
Total	$6,244,057	$3,241,900	$-	$9,485,957
Liabilities*
Short Total Return Swaps	$-	$499,553	$-	$499,553
Securities Sold Short	152,108	-	-	152,108
Long Total Return Swaps	-	150,738	-	150,738
Total	$152,108	$650,291	$-	$802,399

Counterpoint Tactical Municipal
Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$38,709,710	$-	$-	$38,709,710
Short Term Investment	301,068	-	-	301,068
Total	$39,010,778	$-	$-	$39,010,778
The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Funds may each invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2020

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objective and each Fund may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may each purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.
Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Funds are subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on total return swaps on the Statement of Assets and Liabilities. The realized loss on swap contracts and change in unrealized appreciation on swap contracts are located on the Statement of Operations.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint Tactical Income Fund	$436,099,272	$4,137,744	$(1,534,403)	$2,603,341
Counterpoint Tactical Equity Fund	$13,343,829	$867,532	$(2,098,528)	$(1,230,996)
Counterpoint Long-Short Equity Fund	$9,057,942	$433,934	$(808,318)	$(374,384)
Counterpoint Tactical Municipal Fund	$38,648,924	$361,854	$-	$361,854